Chicago New York Washington, DC London San Francisco Los Angeles Singapore vedderprice.com
November 7, 2019
Nathaniel Segal Counsel +1 312 609 7747 nsegal@vedderprice.com

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Brighthouse Life Insurance Company

Pre-Effective Amendments to the Registration Statements on Form S-3

Brighthouse Shield® Level Select 3-Year Annuity (File No. 333-233235)

Brighthouse Shield® Level Select 6-Year Annuity (File No. 333-233239)

Brighthouse Shield® Level 10 Advisory Annuity (File No. 333-233240)

To the Commission:

On behalf of Brighthouse Life Insurance Company (the “Company”), we are transmitting electronically for filing under the Securities Act of 1933, as amended (the “1933 Act”), Pre-Effective Amendment No. 1 to each of the Company’s Registration Statements on Form S-3 (each, an “Amendment” and collectively, the “Amendments”) which relate to the Brighthouse Shield® Level Select 3-Year Annuity, Brighthouse Shield® Level Select 6-Year Annuity and Brighthouse Shield® Level 10 Advisory Annuity, which are individual single premium deferred index-linked separate account annuity contracts (referred to herein as the “Contracts”) to be issued by the Company.

Each Amendment is being filed for the purpose of incorporating revisions to the Company’s initial Registration Statements on Form S-3 concerning the Contracts, filed on August 13, 2019 (the “Registration Statements”), in response to comments received from the staff of the U.S. Securities and Exchange Commission (the “Staff”) on October 10, 2019 and October 25, 2019. The Company’s responses to the Staff’s comments have been addressed in separate correspondence dated October 23, 2019 and October 28, 2019, respectively, which has been duly filed via EDGAR. Each Amendment is also being filed for the purpose of providing certain information required by the Form and not included in the Registration Statements and to make certain other non-material changes.

We note that, in conjunction with the filing of the Amendments, the Company and the principal underwriter of the Contract, Brighthouse Securities, LLC, have filed an acceleration request pursuant to Rule 461 under the 1933 Act requesting that the Amendments be declared effective on November 18, 2019 or as soon thereafter as practicable.

222 North LaSalle Street | Chicago, Illinois 60601 | T +1 312 609 7500 | F +1 312 609 5005

Vedder Price P.C. is affiliated with Vedder Price LLP, which operates in England and Wales, Vedder Price (CA), LLP, which operates in California, and Vedder Price Pte. Ltd., which operates in Singapore.

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U.S. Securities and Exchange Commission

November 7, 2019

If you have any questions or comments regarding the Amendments, please call the undersigned at (312) 609-7747 or W. Thomas Conner at (212) 407-7715.

Sincerely,

/s/ Nathaniel Segal_

Nathaniel Segal

Counsel

cc:	Michele H. Abate, Associate General Counsel, Brighthouse Financial, Inc.

Dionne Sutton, Corporate Counsel, Brighthouse Financial, Inc.

W. Thomas Conner, Shareholder, Vedder Price P.C.

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